Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000199365 [Member] | FTAI Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000199365 [Member] | The Ensign Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000199365 [Member] | Parsons Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000199365 [Member] | Hamilton Lane Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000199365 [Member] | Crane Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000199365 [Member] | Q2 Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000199365 [Member] | AeroVironment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000199365 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199365 [Member] | Modine Manufacturing Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199365 [Member] | Federal Signal Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199365 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000199365 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000199365 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000199365 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000199365 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000199365 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000199365 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000199365 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000199366 [Member] | FTAI Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000199366 [Member] | The Ensign Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000199366 [Member] | Parsons Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000199366 [Member] | Hamilton Lane Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000199366 [Member] | Crane Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000199366 [Member] | Q2 Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000199366 [Member] | AeroVironment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000199366 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199366 [Member] | Modine Manufacturing Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199366 [Member] | Federal Signal Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199366 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000199366 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000199366 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000199366 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000199366 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000199366 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000199366 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000199366 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000199363 [Member] | FTAI Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000199363 [Member] | The Ensign Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000199363 [Member] | Parsons Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000199363 [Member] | Hamilton Lane Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000199363 [Member] | Crane Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000199363 [Member] | Q2 Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000199363 [Member] | AeroVironment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000199363 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199363 [Member] | Modine Manufacturing Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199363 [Member] | Federal Signal Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199363 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000199363 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000199363 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000199363 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000199363 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000199363 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000199363 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000199363 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000009243 [Member] | FTAI Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000009243 [Member] | The Ensign Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000009243 [Member] | Parsons Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000009243 [Member] | Hamilton Lane Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000009243 [Member] | Crane Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009243 [Member] | Q2 Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000009243 [Member] | AeroVironment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000009243 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000009243 [Member] | Modine Manufacturing Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000009243 [Member] | Federal Signal Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000009243 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000009243 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000009243 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000009243 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000009243 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000009243 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000009243 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000009243 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000199364 [Member] | FTAI Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000199364 [Member] | The Ensign Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000199364 [Member] | Parsons Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000199364 [Member] | Hamilton Lane Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000199364 [Member] | Crane Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000199364 [Member] | Q2 Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000199364 [Member] | AeroVironment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000199364 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199364 [Member] | Modine Manufacturing Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199364 [Member] | Federal Signal Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199364 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000199364 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000199364 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000199364 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000199364 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000199364 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000199364 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000199364 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000008868 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000008868 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000008868 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000008868 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000008868 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000008868 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000008868 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000008868 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000008868 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000008868 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000008868 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008868 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008868 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000008868 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000008868 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008868 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000008868 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.30%
C000008868 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000008868 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000008868 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000008868 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000153947 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000153947 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000153947 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000153947 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000153947 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000153947 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000153947 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000153947 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000153947 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000153947 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000153947 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000153947 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000153947 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000153947 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000153947 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000153947 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153947 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.30%
C000153947 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000153947 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000153947 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000153947 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000153948 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000153948 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000153948 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000153948 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000153948 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000153948 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000153948 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000153948 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000153948 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000153948 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000153948 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000153948 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000153948 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000153948 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000153948 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000153948 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153948 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.30%
C000153948 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000153948 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000153948 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000153948 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000008867 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000008867 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000008867 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000008867 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000008867 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000008867 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000008867 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000008867 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000008867 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000008867 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000008867 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008867 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008867 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000008867 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000008867 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008867 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000008867 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.30%
C000008867 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000008867 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000008867 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000008867 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000135638 [Member] | TriMas Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000135638 [Member] | Gulfport Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000135638 [Member] | National Bank Holdings Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000135638 [Member] | Synovus Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000135638 [Member] | Bread Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000135638 [Member] | Hancock Whitney Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000135638 [Member] | Belden Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000135638 [Member] | Seacoast Banking Corp of Florida [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000135638 [Member] | Enterprise Financial Services Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000135638 [Member] | Cadence Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000135638 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000135638 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000135638 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000135638 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000135638 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000135638 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000135638 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000135638 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000135638 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000135638 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000135638 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000135638 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000135639 [Member] | TriMas Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000135639 [Member] | Gulfport Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000135639 [Member] | National Bank Holdings Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000135639 [Member] | Synovus Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000135639 [Member] | Bread Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000135639 [Member] | Hancock Whitney Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000135639 [Member] | Belden Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000135639 [Member] | Seacoast Banking Corp of Florida [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000135639 [Member] | Enterprise Financial Services Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000135639 [Member] | Cadence Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000135639 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000135639 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000135639 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000135639 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000135639 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000135639 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000135639 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000135639 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000135639 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000135639 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000135639 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000135639 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027197 [Member] | TriMas Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027197 [Member] | Gulfport Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027197 [Member] | National Bank Holdings Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027197 [Member] | Synovus Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027197 [Member] | Bread Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027197 [Member] | Hancock Whitney Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027197 [Member] | Belden Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027197 [Member] | Seacoast Banking Corp of Florida [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027197 [Member] | Enterprise Financial Services Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027197 [Member] | Cadence Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027197 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000027197 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000027197 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000027197 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000027197 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027197 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000027197 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000027197 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027197 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027197 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000027197 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000027197 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000009189 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000009189 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000009189 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000009189 [Member] | AvalonBay Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000009189 [Member] | Essex Property Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000009189 [Member] | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000009189 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000009189 [Member] | Essential Properties Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000009189 [Member] | SL Green Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009189 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000009189 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000009189 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000009189 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000009189 [Member] | Health care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000009189 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000009189 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000009189 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000009189 [Member] | Hotels restaurants and leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000009189 [Member] | Health care providers and services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000009189 [Member] | Real estate management and development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000009189 [Member] | Hotel and resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000009189 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000223234 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000223234 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000223234 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000223234 [Member] | AvalonBay Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000223234 [Member] | Essex Property Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000223234 [Member] | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000223234 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000223234 [Member] | Essential Properties Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000223234 [Member] | SL Green Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000223234 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000223234 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000223234 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000223234 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000223234 [Member] | Health care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000223234 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000223234 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000223234 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000223234 [Member] | Hotels restaurants and leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000223234 [Member] | Health care providers and services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000223234 [Member] | Real estate management and development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000223234 [Member] | Hotel and resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000223234 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000223235 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000223235 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000223235 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000223235 [Member] | AvalonBay Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000223235 [Member] | Essex Property Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000223235 [Member] | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000223235 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000223235 [Member] | Essential Properties Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000223235 [Member] | SL Green Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000223235 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000223235 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000223235 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000223235 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000223235 [Member] | Health care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000223235 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000223235 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000223235 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000223235 [Member] | Hotels restaurants and leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000223235 [Member] | Health care providers and services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000223235 [Member] | Real estate management and development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000223235 [Member] | Hotel and resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000223235 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000223236 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000223236 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000223236 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000223236 [Member] | AvalonBay Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000223236 [Member] | Essex Property Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000223236 [Member] | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000223236 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000223236 [Member] | Essential Properties Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000223236 [Member] | SL Green Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000223236 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000223236 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000223236 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000223236 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000223236 [Member] | Health care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000223236 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000223236 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000223236 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000223236 [Member] | Hotels restaurants and leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000223236 [Member] | Health care providers and services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000223236 [Member] | Real estate management and development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000223236 [Member] | Hotel and resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000223236 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000223233 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000223233 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000223233 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000223233 [Member] | AvalonBay Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000223233 [Member] | Essex Property Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000223233 [Member] | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000223233 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000223233 [Member] | Essential Properties Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000223233 [Member] | SL Green Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000223233 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000223233 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000223233 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000223233 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000223233 [Member] | Health care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000223233 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000223233 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000223233 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000223233 [Member] | Hotels restaurants and leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000223233 [Member] | Health care providers and services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000223233 [Member] | Real estate management and development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000223233 [Member] | Hotel and resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000223233 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000069283 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000069283 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000069283 [Member] | Absolute return strategies Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000069283 [Member] | Alternative investment approaches Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000069283 [Member] | Alternative markets Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000069283 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000069283 [Member] | Absolute return strategies Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000069283 [Member] | Alternative investment approaches Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000069283 [Member] | Alternative markets Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000102118 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000102118 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000102118 [Member] | Absolute return strategies Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000102118 [Member] | Alternative investment approaches Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000102118 [Member] | Alternative markets Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000102118 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000102118 [Member] | Absolute return strategies Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000102118 [Member] | Alternative investment approaches Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000102118 [Member] | Alternative markets Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000098166 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000098166 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000098166 [Member] | Absolute return strategies Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000098166 [Member] | Alternative investment approaches Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000098166 [Member] | Alternative markets Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000098166 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000098166 [Member] | Absolute return strategies Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000098166 [Member] | Alternative investment approaches Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000098166 [Member] | Alternative markets Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000113512 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000113512 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000113512 [Member] | Absolute return strategies Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000113512 [Member] | Alternative investment approaches Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000113512 [Member] | Alternative markets Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000113512 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000113512 [Member] | Absolute return strategies Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000113512 [Member] | Alternative investment approaches Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000113512 [Member] | Alternative markets Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000128529 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000128529 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000128529 [Member] | Absolute return strategies Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000128529 [Member] | Alternative investment approaches Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000128529 [Member] | Alternative markets Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000128529 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000128529 [Member] | Absolute return strategies Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000128529 [Member] | Alternative investment approaches Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000128529 [Member] | Alternative markets Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000106470 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000106470 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000106470 [Member] | Absolute return strategies Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000106470 [Member] | Alternative investment approaches Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000106470 [Member] | Alternative markets Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000106470 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000106470 [Member] | Absolute return strategies Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000106470 [Member] | Alternative investment approaches Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000106470 [Member] | Alternative markets Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000135640 [Member] | TriMas Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000135640 [Member] | Gulfport Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000135640 [Member] | National Bank Holdings Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000135640 [Member] | Synovus Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000135640 [Member] | Bread Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000135640 [Member] | Hancock Whitney Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000135640 [Member] | Belden Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000135640 [Member] | Seacoast Banking Corp of Florida [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000135640 [Member] | Enterprise Financial Services Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000135640 [Member] | Cadence Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000135640 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000135640 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000135640 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000135640 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000135640 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000135640 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000135640 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000135640 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000135640 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000135640 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000135640 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000135640 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%